Guggenheim Mid-Cap Core ETF (Prospectus Summary) | Guggenheim Mid-Cap Core ETF
Guggenheim Mid-Cap Core ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an index called the Zacks Mid-Cap Core

Index (the "Zacks Mid-Cap Core Index" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guggenheim Mid-Cap Core ETF
Management fees		0.50%
Distribution and service (12b-1) fees	[1]
Other expenses		1.10%
Acquired fund fees and expenses	[2]	0.03%
Total annual Fund operating expenses		1.63%
Expense reimbursements	[3]	0.95%
Total annual Fund operating expenses after expense reimbursements		0.68%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee will be paid for at least 12 months from the date of this Prospectus.
[2]	Acquired fund fees and expenses refer to the Fund's pro rata portion of the management fees and operating expenses of the business development companies in which the Fund invests. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements with the result that the information presented in the table will differ from that presented in the Fund's financial highlights.
[3]	The Fund's Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year (the "Expense Cap"), at least until December 31, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent the Fund incurs expenses that are excluded from the Expense Cap, the Fund's expense ratio will exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guggenheim Mid-Cap Core ETF	69	271	709	1,926

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Zacks

Mid-Cap Core Index (Index Ticker: ZAXMC). The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities including master limited partnerships ("MLPs"),

American depositary receipts ("ADRs") and business development companies

("BDCs"). The depositary receipts included in the Index may be sponsored or unsponsored. Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $10 billion in market capitalization as defined by Zacks Investment Research, Inc. ("Zacks" or the

"Index Provider").The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of the

Trust may change the Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest directly in one or more underlying securities represented by depositary receipts included in the Index under the following limited circumstances: (a) when market conditions result in the underlying security providing improved liquidity relative to the depositary receipt; (b) when a depositary receipt is trading at a significantly different price than its underlying security; or (c) the timing of trade executions is improved due to the local market in which an underlying security is traded being open at different times than the market in which the security's corresponding depositary receipt is traded.

The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market;

or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities,

common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers, although generally limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the

Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United

States. In addition, the underlying issuers of certain depositary receipts,

particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and,

therefore,such information may not correlate to the market value of the unsponsored depositary receipt. Finally, to the extent the Fund invests in foreign securities other than ADRs' the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S.

investors.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late

2007 generally has caused an adverse impact in a broad range of markets,

including U.S. and international credit and interbank money markets generally,

thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National

Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of

American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling.

This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit

Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies'

securities. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Medium-Sized Company Risk. Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders,

subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Risks of Investing In Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of premiums above the value of such companies' portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

Risk of Investing in BDCs. There are certain risks inherent in investing in

BDCs, whose principal business is to invest in and lend capital to privately held companies. The Investment Company Act of 1940, as amended (the "1940 Act"),

imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence.

These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the

Index, and therefore the Fund's investments. A portfolio turnover rate of 200%,

for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as

100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compare with those of the Index and broad measures of market performance. The Fund's past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available at www.guggenheimfunds.com.

Calendar Year Total Return as of 12/31

The Fund commenced operations on April 2, 2007. The Fund's year-to-date total return was -9.34% as of September 30, 2011.

During the periods shown in the chart above, the Fund's highest and lowest calendar quarter returns were 21.08% and -20.31%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares of the Fund in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guggenheim Mid-Cap Core ETF	Returns Before Taxes	23.19%	4.23%	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF After Taxes on Distributions	Returns After Taxes on Distributions	22.90%	4.02%	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	15.07%	3.49%	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF Standard & Poor's 500® Index	Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	(1.05%)	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.61%	1.18%	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF Zacks Mid-Cap Core Index	Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes)	24.74%	5.52%	Apr. 02, 2007
Guggenheim Mid-Cap Core ETF Standard & Poor's Midcap 400 Index	Standard & Poor's Midcap 400 Index (reflects no deduction for fees, expenses or taxes)	26.64%	3.36%	Apr. 02, 2007